Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Trade and other receivables

19.Trade and other receivables

	2022	2021
	$’000	$'000
Current
Trade receivables	236,390	253,852
Less: impairment provisions	(25,365)	(31,063)
Net trade receivables*	211,025	222,789
Other receivables**/****	387,019	201,759
Prepaid land rent	1,030	1,069
Other prepaid expenses	26,820	25,080
Advance payments	22,076	14,663
Withholding tax receivables	1,201	992
VAT receivables	14,296	5,401
	663,467	471,753
Non-current
Accrued income and lease incentive	35,321	21,408
Other tax receivables	5,945	—
Payment in advance for property, plant and equipment	83,118	48,071
Contingent consideration receivable***/****	5,963	5,575
	130,347	75,054

*      The fair value is equal to their carrying amount.

**    Other receivables are margins on non-deliverable forward contracts and short-term fixed deposits which are not classified as cash and cash equivalents as it exceeds the three-month maturity period.

***	Refer to the I-Systems Soluções de Infraestrutura S.A. acquisition in note 31. The balance increased since acquisition due to foreign exchange movements.

**** Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).

Included in trade receivables is $86.2 million (2021: $103.4 million, 2020: $90.0 million) relating to accrued revenue of which $17.7 million (2021: $22.2 million, 2020: $23.2 million) relates to contract assets, with the remainder being accrued lease rental income.

Payment in advance for property, plant and equipment relates to the future supply of tower and tower equipment and fiber assets. All non-current receivables are due within twenty years from the end of the reporting period. All current trade and other receivables are due within 12 months from the end of the reporting period. The Group does not secure any collateral for its trade receivables. Refer to note 4 (c) for further information on trade and other receivables.

Prepaid land rent is capitalized to the right of use asset insofar as it relates to leases accounted for under IFRS 16. The prepaid land rent for leases that are exempt from being accounted for under IFRS 16 under the Group’s accounting policy are accounted for as short-term prepayments.